Insurance Business Result - Summary of Insurance Business Result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of types of insurance contracts [abstract]
Insurance revenue	$ 376,467,586	$ 208,578,621	$ 151,320,367
Insurance service expenses from insurance contracts issued	(368,341,040)	(128,043,456)	(59,333,774)
Net income (expenses) from reinsurance contracts held	7,902,809	(1,393,247)	(4,717,738)
Insurance Business Result	$ 16,029,355	$ 79,141,918	$ 87,268,855